Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ (255,035)	S/ 5,409
Interest expenses from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(81,211)	(119,893)
Interest income from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	53,666	89,947
Expenses for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(242,390)	(133,480)
Income for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 14,900	S/ 168,835